Property, plant and equipment (Impairment of CGUs - Narrative) (Details) ¥ in Thousands, J in Thousands	1 Months Ended			2 Months Ended	10 Months Ended	12 Months Ended																																					132 Months Ended	192 Months Ended
	Jan. 31, 2021 kW	Sep. 30, 2020 kW	Jun. 30, 2020 kWh ¥ / MWh	Dec. 31, 2020 item	Oct. 31, 2020 item	Dec. 31, 2047 T	Dec. 31, 2035 kT	Dec. 31, 2026 kT	Dec. 31, 2025 kT	Dec. 31, 2024 item kT	Dec. 31, 2023 item kT ¥ / MWh m³	Dec. 31, 2022 J item kT T ¥ / MWh m³	Dec. 31, 2021 item	Dec. 31, 2021 T	Dec. 31, 2021 h / yr	Dec. 31, 2021 kT	Dec. 31, 2021 ¥ / MWh	Dec. 31, 2021 kW	Dec. 31, 2021 m³	Dec. 31, 2021 kWh	Dec. 31, 2021 J	Dec. 31, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 item	Dec. 31, 2020 MW	Dec. 31, 2020 T	Dec. 31, 2020 h / yr	Dec. 31, 2020 ¥ / T	Dec. 31, 2020 ¥ / MWh	Dec. 31, 2020	Dec. 31, 2020 kW	Dec. 31, 2020 ¥ / MW	Dec. 31, 2020 m³	Dec. 31, 2020 kWh	Dec. 31, 2020 J	Dec. 31, 2020 ¥ / m³	Dec. 31, 2020 h / Y	Dec. 31, 2019 CNY (¥) kWh item T ¥ / MWh ¥ / T m³	Dec. 31, 2018 CNY (¥) item ¥ / MWh	Dec. 31, 2017 item ¥ / MWh	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2031 CNY (¥) ¥ / MW	Dec. 31, 2047 ¥ / MWh
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted																											4,140
Goodwill impairment losses | ¥																							¥ 685,036																¥ 409,371
Profit before income tax expense | ¥																							4,773,736															¥ 3,119,460	1,973,147
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							7,847,378															5,719,990	989,778
Sales volume ( Power generation hours), Forecasted																											4,140
Operating profit (loss) | ¥																							11,918,215															¥ 12,377,731	10,114,265
Shandong Province
Disclosure of detailed information about property, plant and equipment [line items]
Number of coal-fired power plants operated | kW																															19
Number of coal-fired power plants that have impairment indicators | kW																															12
Number of power plants that have generated high profits | item																								7
Number of 350MW combined heat and power coal-fired generation units operated | MW																									2
Yichun Thermal Power
Disclosure of detailed information about property, plant and equipment [line items]
Number of 350MW combined heat and power coal-fired units operated | item																								2
Increase in unit price of standard coal consumed | T																																						24.26
Coal price per ton by which actual price exceeds the forecasted price | T																										61.66
Fuel prices (standard coal unit price excluding tax), Forecasted | ¥ / T																																						720
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							721,000
Sales volume ( Power generation hours), Actual																									350		4,217
Sales volume ( Power generation hours), Fluctuation																											77
Operating profit (loss) | ¥																							160,000															¥ 80,000	37,000
Yichun Thermal Power | Shandong Province
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							0
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b)
Disclosure of detailed information about property, plant and equipment [line items]
Number of sets of 51 MW gas-steam combined cycle units operated | item																								3
Number of sets of waste heat boilers operated | item																								3
Number of sets of 25 MW extraction condensing turbines operated | item																								2
Number of sets of 7 MW back pressure steam turbines operated | item																								1
Subsidized tariff, Forecasted | ¥ / MWh																													620.70
Tariff without subsidies, Forecasted | ¥ / MWh																													356.00
Total installed capacity | MW																									210
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							492,000															0
Sales volume ( Power generation hours), Actual																											2,110
Operating profit (loss) | ¥																							52,000															¥ 113,000	¥ 119,000
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast
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Increase (decrease) in sales volume (Heat sales volume) | T														200,000
Forecasted heat sales volume						730,000	61		41	40	38	36				34
Number of newly developed customers in the area who will achieve their designed production capacity | item												11
Forecasted heat sales volume as a percentage of designed capacity						83.00%
Sales volume ( Power generation hours), Forecasted										2,421	2,388	2,363			2,321			487,000,000
Subsidized electricity | ¥																																											323,000
Subsidized tariff, Forecasted | ¥ / MW																																											620.7
Tariff without subsidies, Forecasted | ¥ / MW																																											356
On-grid tariff (including tax), Forecasted | ¥ / MWh																																												420.7
Sales volume ( Power generation hours), Forecasted										2,421	2,388	2,363			2,321			487,000,000
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast | Minimum Range
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | kT																340
Huaneng Guilin Gas Distributed Energy Co., Ltd. ("Guilin Gas Energy") (b) | Forecast | Maximum Range
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T														965,600
Power plants in Shandong province
Disclosure of detailed information about property, plant and equipment [line items]
Power utilization from outside sources | kW																															35,000,000
Target total power generation capacity of new energy and renewable energy | kW		30,000,000																													30,000,000
Total power generation capacity of new energy and renewable energy reached | kW		41,060,000.00
Increase in market traded electricity volume | kWh																																		22,997,000,000
Increase in market traded electricity volume, percentage																														8.55%								24.56%
Market traded electricity volume | kWh																																		116,600,000,000				93,603,000,000
Public coal-fired power generation volume directly dispatched | kWh																																		236,900,000,000
Public coal-fired power generation volume directly dispatched, Year on year decrease, percentage																														9.32%
Power generation hours																														4,049
Power generation hours, year-on-year decrease | item																								380
Power generation of directly dispatched public coal-fired power units | kW																															256,790,000,000
Power plants in Shandong province | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Power generation of directly dispatched public coal-fired power units | kW	252,260,000,000
Baiyanghe Power Plant, Zhongtai Power Plant, Yunhe Power, Yantai Power Plant, Liaocheng Co-generation, Linyi Power and Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill impairment losses | ¥																							661,000
Number of 145MW combined heat and power coal-fired generation units operated | MW																									2
Percentage of coals purchased from long-term contracts																														79.00%
Percentage of coals purchased from spot contracts																														21.00%
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							661,000
Impairment loss on PPE and intangible assets | ¥																							5,158,000
Huaneng Power International, Inc. Jining Power Plant ("Jining Power Plant")
Disclosure of detailed information about property, plant and equipment [line items]
Number of 135MW combined heat and power coal-fired units operated by the cash generating units. | item					2
Number of 350MW combined heat and power coal-fired units operated | item					2
Number of 600MW ultra supercritical or high efficiency environmental generation units | item				2
Number of generation units shut down for standby | item				4
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							0
Baiyanghe Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T																										664.33
Sales volume ( Power generation hours), Forecasted																											3,850
Subsidized tariff, Forecasted | ¥ / MWh																													393.88
Number of 300MW combined heat and power coal-fired generation units operated | item																								2
Total power generation capacity of new energy and renewable energy, year on year increase percentage reached		19.90%
Total installed capacity | MW																									890
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							750,000
Sales volume ( Power generation hours), Forecasted																											3,850
Sales volume ( Power generation hours), Actual																											3,906
Zhongtai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T																										624
Sales volume ( Power generation hours), Forecasted																											3,750
Subsidized tariff, Forecasted | ¥ / MWh																													393.86
Number of 150MW combined heat and power coal-fired generation units operated | item																								2
Total installed capacity | MW																									300
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							457,000
Sales volume ( Power generation hours), Forecasted																											3,750
Sales volume ( Power generation hours), Actual																											5,607
Zhongtai Power Plant | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Fuel prices (standard coal unit price excluding tax), Forecasted | ¥ / MWh																	677.00
Forecasted heat sales volume | T												662.00
Subsidized tariff, Forecasted | ¥ / MWh												388.40					389.90
Jiaxiang Power
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted																											3,900
Number of 330MW subcritical coal-fired power generation units | item																								2
Heating supply capacity | m³																																	12,000,000					6,000,000
Total installed capacity | MW																									660
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							625,000
Sales volume ( Power generation hours), Forecasted																											3,900
Sales volume ( Power generation hours), Actual																											3,952
Jiaxiang Power | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Subsidized tariff, Forecasted | ¥ / MWh											386.90
Yunhe Power (viii)
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T																										671.15
Sales volume ( Power generation hours), Forecasted																											3,900
Number of 145MW combined heat and power coal-fired generation units operated | item																								4
Number of 330MW subcritical coal-fired power generation units | item																								2
Number of small generation units included in the standby power supply for emergencies | item																								2
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							986,000
Sales volume ( Power generation hours), Forecasted																											3,900
Sales volume ( Power generation hours), Actual																											3,828
Yunhe Power (viii) | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Subsidized tariff, Forecasted | ¥ / MWh																	396.90
Yantai Power Plant
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T																										695
Sales volume ( Power generation hours), Forecasted																											4,250
Subsidized tariff, Forecasted | ¥ / MWh																													410.97
Number of 110MW combined heat and power coal-fired generation units operated | item																								1
Number of 160MW combined heat and power coal-fired generation units operated | item																								3
Number of combined heat and power coal-fired generation units | ¥ / MW																																4
Percentage of residential heating services																														75.00%
Contract volume | kWh																																		1,600,000,000
Market power | kW																		900,000,000
Market power, in power generation hours | kW																		1,538,000,000
Fuel prices (standard coal unit price excluding tax), Fluctuation | ¥ / T																												20.63
Total installed capacity | MW																									590
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							661,000
Sales volume ( Power generation hours), Forecasted																											4,250
Sales volume ( Power generation hours), Actual																											4,182
Yantai Power Plant | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Increase in heating volume | kWh																				180,000
Contract volume | kWh																				1,522,000,000
Contract volume , in power generation hours | item													2,712
Qufu Co-generation, Zhanhua Co-generation and Jining Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Number of power plants fully impaired | item																								3
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																																						¥ 0
Qufu Co-generation, Zhanhua Co-generation and Jining Co-generation | Shandong Province
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																																						¥ 892,000
Other power plants in Shandong province
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							0
Liaocheng Co-generation
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T																										628.93
Sales volume ( Power generation hours), Forecasted																											3,900
Subsidized tariff, Forecasted | ¥ / MWh																													394.90
Number of 330MW subcritical coal-fired power generation units | item																								2
Number of 140MW combined heat and power coal-fired generation units operated | ¥ / MW																																2
Total installed capacity | MW																									940
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							700,000
Sales volume ( Power generation hours), Forecasted																											3,900
Sales volume ( Power generation hours), Actual																											4,016
Linyi Power
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat sales volume | T																										705.66
Sales volume ( Power generation hours), Forecasted																											3,900
Subsidized tariff, Forecasted | ¥ / MWh																													392.91
Number of 140MW combined heat and power coal-fired generation units operated | item																								4
Number of 350MW combined heat and power coal-fired generation units operated | MW																									2
Total installed capacity | MW																									1,260
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							979,000
Sales volume ( Power generation hours), Forecasted																											3,900
Sales volume ( Power generation hours), Actual																											4,126
Huaneng Shandong Power Generation Co., Ltd
Disclosure of detailed information about property, plant and equipment [line items]
Public coal-fired power generation volume directly dispatched | kWh																																		81,536,000,000
Public coal-fired power generation volume directly dispatched, Year on year decrease, percentage																														9.43%
Power generation hours																														4,007
Power generation hours, year-on-year decrease																														42
Reduction of power generation | kW																															500,000,000
Market power to be brought back | kW																															200,000,000
Additional power compensation | kW																															500,000,000
Huaneng Shandong Power Generation Co., Ltd | Shandong Province
Disclosure of detailed information about property, plant and equipment [line items]
Number of coal-fired power plants that have impairment indicators | kW																															7
Huaneng Tongwei Wind Power Generation Limited Liability Company ("Tongwei Wind Power ") (d)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted																											1,620
Inter-provincial transaction price | ¥ / MWh																													110									200
Annual average power generation hours as stipulated in the feasibility study report																											1,951
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							352,000
Aggregate impairment loss | ¥																							352,000
Price of non-agricultural water supply | item																																						1,509	1,681	1,324
Price of industrial water supply | ¥ / MWh																																						438.51	465.86	511.58
Sales volume ( Power generation hours), Forecasted																											1,620
Sales volume ( Power generation hours), Actual																											1,496
Sales volume ( Power generation hours), Fluctuation																											124
Operating profit (loss) | ¥																																						¥ 12,000	¥ 5,000
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e)
Disclosure of detailed information about property, plant and equipment [line items]
Number of 50MW back-pressure heating units																														2
Number of 350-ton high-pressure and ultra-high temperature coal-fired boilers																														3
Annual output of a petroleum cracking DCC project that was suspended | T																										7,000,000
Actual steam supply | T																										551,600
Actual heat supply | J																																			2,210
Unit price of coal imported | ¥ / T																												633.75
Ratio between imported coal and domestic coal																														4
Reference period for determining coal unit price																						10 years
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							274,000
Aggregate impairment loss | ¥																																						0	0
Operating profit (loss) | ¥																							123,000															134,000	167,000
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Estimated steam supply | kT									2,338	1,798	1,284	918				706
Forecasted heat supply | J																					2,500
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Forecast Period, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted																											2,093
Sales volume ( Power generation hours), Forecasted																											2,093
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Forecast Period, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted																											2,084
Sales volume ( Power generation hours), Forecasted																											2,084
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Forecast period: 2026 & thereafter
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Estimated steam supply | kT								2,712
Huaneng Yingkou Xianrendao Co-generation Co., Ltd. ("Xianrendao Co-generation ") (e) | Forecast period: 2022 and thereafter
Disclosure of detailed information about property, plant and equipment [line items]
Forecasted heat supply | J												2,600
Huaneng Zuoquan Coal-fired Power Generation Limited Liability Company ("Zuoquan Coal-fired Power ") (f)
Disclosure of detailed information about property, plant and equipment [line items]
Fuel prices (standard coal unit price excluding tax), Forecasted | ¥ / T																												460
Sales volume ( Power generation hours), Forecasted																											4,664
Fuel prices (standard coal unit price excluding tax), Fluctuation | ¥ / T																												15.1
Total installed capacity | MW																									192
Number of double-fed wind turbines installed | MW																									96
Number of 600,000-kilowatt coal-fired generation units operated | item																								2
Total electricity volume | kWh			5,333,000,000
Terminal tariff of the end users | ¥ / MWh			300
On-grid tariff | ¥ / MWh																													150
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							270,000
Impairment loss on PPE and intangible assets | ¥																							270,000
Sales volume ( Power generation hours), Forecasted																											4,664
Sales volume ( Power generation hours), Actual																											4,421
Sales volume ( Power generation hours), Fluctuation																											243
Operating profit (loss) | ¥																							50,000															¥ 83,000	¥ 50,000
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g)
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecasted																											1,765
Total installed capacity | MW																									82
Number of sets of 40MW unit | item																								2
Number of sets of 1MW unit | item																								2
Impairment loss recognised in profit or loss, property, plant and equipment | ¥																							¥ 168,000																			¥ 92,000
Impairment loss on PPE and intangible assets | ¥																																									¥ 148,000
Aggregate impairment loss | ¥																																									¥ 240,000
Price of non-agricultural water supply | ¥ / m³																																				0.2
Price of industrial water supply | ¥ / m³																																				0.24
Price of water supply agreed between Hainan Provincial Government and Huaneng Group | ¥ / m³																																				0.867
Average daily water supply | m³																																	11,000
Average daily water supply, Target | m³																																	100,000
Sales volume ( Power generation hours), Forecasted																											1,765
Sales volume ( Power generation hours), Actual																											839										839
Sales volume ( Power generation hours), Fluctuation																											926
Sales volume ( Power generation hours), estimation period																						5 years
Annual water supply | m³																																	4,330,000
Average unit price of water supply (tax included)																													0.22							0.22
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g) | Minimum Range
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Sales volume ( Power generation hours), Fluctuation period																						29 days
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g) | Maximum Range
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Sales volume ( Power generation hours), Fluctuation period																						3 years 10 months 24 days
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g) | Forecast
Disclosure of detailed information about property, plant and equipment [line items]
Average daily water supply | m³											50,000
Estimated daily water supply | m³												30,900							11,800
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g) | Forecast Period, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecast period																						1 year 2 months 5 days
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g) | Forecast Period, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecast period																						3 years 1 month 2 days
Sales volume ( Power generation hours), estimation period																						1 year 1 month 6 days
Huaneng Hainan Power Generation Co., Ltd. Gezhen Hydropower Plant ("Gezhen Hydropower ") (g) | Forecast period: 2023 and afterwards
Disclosure of detailed information about property, plant and equipment [line items]
Sales volume ( Power generation hours), Forecast period																						5 years
Estimated daily water supply | m³											500,000